QUARTERLY REPORT

HEDGEYE FOURTH TURNING ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
10.18%	COMMON STOCKS

2.61%	CONSUMER STAPLES
	British American Tobacco plc	6,867	$416,484
	Dollar General Corp.	7,460	947,793
	Philip Morris International, Inc.	4,377	835,219
			2,199,496

2.13%	ENERGY
	Antero Midstream Corp.	41,757	917,401
	Enterprise Products Partners, L.P.	23,180	881,999
			1,799,400

2.37%	HEALTH CARE
	Eli Lilly & Co.	1,048	1,203,984
	Novo Nordisk A/S	16,911	796,170
			2,000,154

2.13%	INDUSTRIALS
	Rockwell Automation, Inc.	1,808	867,985
	RTX Corp.	4,304	926,307
			1,794,292

0.94%	MATERIALS
	Linde plc	1,657	792,676

10.18%	TOTAL COMMON STOCKS		8,586,018
	(Cost: $8,447,150)

83.59%	EXCHANGE TRADED FUNDS

23.98%	COMMODITIES FUNDS
	iMGP DBi Managed Futures Strategy ETF	272,748	8,433,368
	SPDR Gold Shares(A)	4,533	1,684,191
	State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	280,960	10,103,322
			20,220,881

QUARTERLY REPORT

HEDGEYE FOURTH TURNING ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
22.04%	DEVELOPED ECONOMIES
	FlexShares STOXX Global Broad Infrastructure Index Fund	45,939	$2,992,237
	Franklin U.S. Low Volatility High Dividend Index ETF	91,783	4,118,303
	Global X US Infrastructure Dev. ETF	15,198	856,559
	ProShares S&P 500 Dividend Aristocrats ETF	72,203	4,121,347
	Vanguard Total Stock Market ETF	17,650	6,498,906
			18,587,352

1.04%	EMERGING MARKETS
	iShares MSCI Brazil ETF	23,882	875,275

3.01%	FIXED INCOME FUNDS
	Vanguard Short-Term Corporate Bond ETF	32,255	2,535,888

24.00%	SECTOR FUNDS
	Amplify Digital Payments ETF	33,746	1,686,625
	First Trust Nasdaq Cybersecurity ETF	25,706	2,360,582
	iShares U.S. Healthcare Providers ETF	21,847	1,231,734
	iShares U.S. Pharmaceuticals ETF	12,200	1,239,764
	ROBO Global Healthcare Technology and Innovation ETF	33,712	1,296,847
	State Street SPDR S&P Aerospace & Defense ETF	3,230	855,498
	State Street SPDR S&P Biotech ETF	13,673	2,010,068
	State Street SPDR S&P Global Natural Resources ETF	35,221	2,549,296
	State Street SPDR S&P Kensho Future Security ETF	11,595	1,236,375
	State Street SPDR S&P Oil & Gas Exploration & Production ETF	9,773	1,733,730
	State Street SPDR S&P Software ETF	9,188	1,679,015
	VanEck Oil Services ETF	6,132	2,359,655
			20,239,189

QUARTERLY REPORT

HEDGEYE FOURTH TURNING ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
9.52%	TREASURY FUNDS
	F/m US Treasury 2 Year Note ETF	167,886	$8,033,110

83.59%	TOTAL EXCHANGE TRADED FUNDS		70,491,695
	(Cost: $68,607,933)

10.99%	MONEY MARKET FUND
	First American Money Market Funds 3.583%(B)	9,272,042	9,272,042
	(Cost: $9,272,042)
0.13%	OPTIONS PURCHASED(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.13%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	974	$72,760,722	$622.00	09/18/2026	$110,549

0.13%	TOTAL OPTIONS PURCHASED					110,549
	(Cost: $172,421)

104.89%	TOTAL INVESTMENTS					88,460,304
	(Cost: $86,499,547)
(4.89%)	Liabilities in excess of other assets					(4,120,846)
100.00%	NET ASSETS					$84,339,458

QUARTERLY REPORT

HEDGEYE FOURTH TURNING ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

	Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
	Clear Street Derivatives, LLC.	Vanguard Total World Stock Index Fund ETF	Receive	OBFR01(C) +100bps	Monthly	7/6/27	$2,940,143	$(28,220)
(0.03%)	TOTAL RETURN SWAP CONTRACTS						$2,940,143	$(28,220)

(A)Non Income Producing.

(B)Effective 7 day yield as of July 31, 2026

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of July 31, 2026.

QUARTERLY REPORT

HEDGEYE FOURTH TURNING ETF

Schedule of Short InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
(14.91%)	SECURITIES SOLD SHORT(A)

(10.75%)	COMMON STOCKS SOLD SHORT

(1.97%)	COMMUNICATION SERVICES
	AppLovin Corp.	(844)	$(334,140)
	fuboTV, Inc.	(37,092)	(328,264)
	Netflix, Inc.	(5,879)	(421,583)
	Paramount Skydance Corp.	(27,085)	(215,597)
	The Trade Desk, Inc.	(19,645)	(354,396)
			(1,653,980)

(4.09%)	CONSUMER DISCRETIONARY
	Boot Barn Holdings, Inc.	(1,642)	(244,642)
	Carvana Co.	(3,728)	(232,478)
	Dave & Buster’s Entertainment	(31,097)	(337,091)
	Kura Sushi USA, Inc.	(7,148)	(329,308)
	Lennar Corp.	(3,577)	(294,566)
	Lululemon Athletica, Inc.	(2,778)	(330,221)
	NIKE, Inc.	(8,004)	(333,847)
	Ollie’s Bargain Outlet, Inc.	(4,675)	(343,472)
	Shake Shack, Inc.	(5,379)	(337,532)
	Tesla, Inc.	(1,096)	(341,086)
	Wingstop, Inc.	(2,535)	(328,257)
			(3,452,500)

(1.02%)	CONSUMER STAPLES
	Beyond Meat, Inc.	(455,365)	(257,737)
	The Hershey Company	(1,586)	(277,629)
	The Marzetti Company	(3,028)	(323,602)
			(858,968)

(0.57%)	FINANCIALS
	Adyen NV	(23,093)	(233,239)
	Coinbase Global, Inc.	(1,707)	(249,666)
			(482,905)

QUARTERLY REPORT

HEDGEYE FOURTH TURNING ETF

Schedule of Short Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
(0.40%)	HEALTH CARE
	HCA Healthcare, Inc.	(841)	$(338,578)

(0.40%)	INDUSTRIALS
	Caterpillar, Inc.	(411)	(334,887)

(1.90%)	INFORMATION TECHNOLOGY
	Camtek Ltd.	(2,458)	(325,587)
	Marathon Digital Holdings, Inc.	(24,937)	(282,287)
	Oracle Corp.	(1,967)	(255,454)
	Pegasystems, Inc.	(11,346)	(346,620)
	Strategy, Inc. Class A	(4,163)	(388,325)
			(1,598,273)

(0.40%)	REAL ESTATE
	Zillow Group, Inc.	(9,993)	(340,362)

(10.74%)	TOTAL COMMON STOCKS SOLD SHORT		(9,060,453)
	(Proceeds Received: $9,639,561)

(4.16%)	EXCHANGE TRADED FUNDS SOLD SHORT

(0.40%)	DEVELOPED ECONOMIES
	Goldman Sachs Hedge Industry VIP ETF(A)	(1,987)	(333,796)

(3.01%)	FIXED INCOME FUNDS
	PIMCO 25+ Year Zero Coupon US Treasury Index ETF(A)	(43,732)	(2,540,829)

(0.75%)	SECTOR FUNDS
	Technology Select Sector SPDR Fund(A)	(3,599)	(631,085)

(4.16%)	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		(3,505,710)
	(Proceeds Received: $3,573,190)

(14.90%)	TOTAL SECURITIES SOLD SHORT		$(12,566,163)
	(Proceeds Received: $13,212,751)

(A)Non Income Producing.

QUARTERLY REPORT

HEDGEYE FOURTH TURNING ETF

Schedule of Short Investments - continuedJuly 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$8,586,018	$—	$—	$8,586,018
Exchange Traded Funds	70,491,695	—	—	70,491,695
Money Market Fund	9,272,042	—	—	9,272,042
Put Options Purchased	110,549	—	—	110,549
	$88,460,304	$—	$—	$88,460,304
Liabilities
Common Stocks Sold Short	$(9,060,453)	$—	$—	$(9,060,453)
Exchange Traded Funds Sold Short	(3,505,710)	—	—	(3,505,710)
Net Unrealized Deprecitiation of Total Return Swap Contracts	(28,220)	—	—	(28,220)
	$(12,594,383)	$—	$—	$(12,594,383)

QUARTERLY REPORT

HEDGEYE FOURTH TURNING ETF

Schedule of Short Investments - continuedJuly 31, 2026 (unaudited)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $73,286,796, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,270,189
Gross unrealized depreciation	(691,064)
Net unrealized appreciation (depreciation)	$2,579,125